Mid-Cap Value ProFund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.71%	10.20%	9.13%
S&P Composite 1500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.95%	14.12%	12.78%
Investor
Prospectus [Line Items]
Average Annual Return, Percent			9.75%	8.22%	7.25%
Performance Inception Date		Sep. 04, 2001
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.73%	8.16%	6.79%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.79%	6.48%	5.71%
Service
Prospectus [Line Items]
Average Annual Return, Percent			8.66%	7.15%	6.17%
Performance Inception Date		Sep. 04, 2001

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.